UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-10113
UBS Juniper Crossover Fund, L.L.C.
(Exact name of registrant as specified in charter)
299 Park Avenue, 29th Floor
New York, NY 10171
(Address of principal executive offices) (Zip code)
James M. Hnilo, Esq.
UBS Alternative and Quantitative Investments LLC
One North Wacker Drive, 32nd Floor
Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 525-5000
Date of fiscal year end: December 31
Date of reporting period: July 1, 2010 — June 30, 2011
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2010 TO JUNE 30, 2011
FORM N-PX SPREADSHEET*
REGISTRANT NAME: _UBS Juniper Crossover Fund LLC
INVESTMENT COMPANY ACT FILE NUMBER:                      811-10113
REPORTING PERIOD: 07/01/2010-06/30/2011
REGISTRANT ADDRESS: 299 Park Avenue, 29th Floor New York, NY 10171
NAME OF SERIES (AS APPLICABLE):

Fund’s Vote For or Against
	Exchange						Proposal, or Abstain; For or
	Ticker		Shareholder		Who Proposed Matter: Issuer /	Whether Fund Cast Vote on	Withhold Regarding Election of	Whether Vote Was For or Against
Issuer of Portfolio Security	Symbol	CUSIP #	Meeting Date	Summary of Matter Voted On	Shareholder	Matter	Directors	Management
INSULET CORP	PODD US	45784P101	5/4/2011	1. Election of Directors, Sally Crawford, Regina Sommer, Joseph Zakrzewski.	Issuer	Yes	For All	For
INSULET CORP	PODD US	45784P101	5/4/2011	2. To Approve a non-binding, advisory resolution regarding executive compensation.	Issuer	Yes	For	For
INSULET CORP	PODD US	45784P101	5/4/2011	3. To approve a non-binding, advisory resolution regarding the frequency of future non-binding, advisory votes on executive compensation.	Issuer	Yes	For	For
INSULET CORP	PODD US	45784P101	5/4/2011	4. To Ratify the appointment of Ernest & Young LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2011	Issuer	Yes	For	For

* Complete for each series of the Registrant, as applicable.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant UBS Juniper Crossover Fund, L.L.C.

By (Signature and Title)*	/s/ William Ferri William Ferri, Principal Executive Officer
Date August 23, 2011

*	Print the name and title of each signing officer under his or her signature.